Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment.
Schedule of property, plant and equipment

	IT, office and lab	Right-of-use assets	Right-of-use assets	Leasehold	Lease
(in thousands of $)	equipment	Buildings	Vehicles	improvements	equipment (1)	Total
Cost

On January 1, 2019	$3,105	—	—	—	290	$3,395
Adoption of IFRS 16	—	2,677	517	—	—	3,194
Additions	856	5,097	588	905	32	7,478
Translation differences	(55)	(33)	(7)	3	(5)	(97)
On December 31, 2019	3,906	7,741	1,098	908	317	13,970
Additions	733	3,335	1,074	432	—	5,574
Disposals	(110)	—	—	—	—	(110)
Translation differences	360	645	101	84	29	1,219
On December 31, 2020	4,889	11,721	2,273	1,424	346	20,653
Additions	3,163	4,923	802	543	—	9,430
Disposals	(217)	—	—	—	—	(217)
Currency translation adjustment	104	(182)	—	14	—	(64)
On December 31, 2021	$7,938	$16,462	$3,075	$1,981	$346	$29,802

Depreciation and impairment

On January 1, 2019	$(2,439)	$—	$—	$—	$(13)	$(2,452)
Depreciation	(515)	(1,472)	(261)	(103)	(31)	(2,382)
Translation differences	45	(5)	(1)	—	—	39
On December 31, 2019	(2,909)	(1,477)	(262)	(103)	(44)	(4,795)
Depreciation	(535)	(2,262)	(441)	(401)	(32)	(3,671)
Disposals	103	—	—	—	—	103
Translation differences	(301)	(305)	(57)	(39)	(6)	(708)
On December 31, 2020	(3,642)	(4,044)	(760)	(543)	(82)	(9,071)
Depreciation	(1,118)	(2,714)	(651)	(539)	(34)	(5,055)
Disposals	158	—	—	—	—	158
Currency translation adjustment	37	(15)	—	(11)	—	10
On December 31, 2021	$(4,565)	$(6,774)	$(1,411)	$(1,093)	$(116)	$(13,958)

Carrying Amount

On December 31, 2019	$997	$6,264	$836	$805	$273	9,175
On December 31, 2020	1,247	7,677	1,513	881	264	11,582
On December 31, 2021	$3,373	$9,688	$1,664	$888	$230	$15,844

(1) The Company has elected not to reassess whether a contract is, or contains, a lease at the date of initial application. Instead, for contracts entered into before the transition date, the Company relied on its assessment made applying IAS 17 and IFRIC 4 Determining whether an Arrangement contains a Lease.